ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

ILG, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2017

NOTE 1—ORGANIZATION AND BASIS OF PRESENTATION

Organization

ILG, Inc. is a leading provider of professionally delivered vacation experiences and the exclusive global licensee for the Hyatt®, Sheraton®, and Westin® brands in vacation ownership. We operate in the following two segments: Vacation Ownership (VO) and Exchange and Rental.

Our VO segment engages in sales, marketing, financing and development of vacation ownership interests (VOIs); the management of vacation ownership resorts; and related services to owners and associations. The VO operating segment consists of the VOI sales and financing business of Vistana Signature Experiences (Vistana) and Hyatt Vacation Ownership (HVO) as well as the management related lines of business of Vistana, HVO, Vacation Resorts International (VRI), Trading Places International (TPI), VRI Europe and certain homeowners’ associations (HOAs) under our control.

Our Exchange and Rental segment offers access to vacation accommodations and other travel-related transactions and services to members of our programs and other leisure travelers, by providing vacation exchange services and vacation rentals, working with resort developers, HOAs and operating vacation rental properties. The Exchange and Rental operating segment consists of Interval International (referred to as Interval), the Vistana Signature Network, the Hyatt Residence Club, the TPI exchange business, and Aqua-Aston Holdings, Inc. (Aqua-Aston).

ILG was incorporated as a Delaware corporation in May 2008 under the name Interval Leisure Group, Inc. and commenced trading on The NASDAQ Stock Market in August 2008 under the symbol "IILG" and now trades under “ILG.”

On May 11, 2016, we acquired the vacation ownership business of Starwood Hotels & Resorts Worldwide, LLC (Starwood), now known as Vistana. In connection with the acquisition, Vistana entered into an exclusive, 80 - year global license agreement with Starwood for the use of the Sheraton and Westin brands in vacation ownership. The global license agreement may also be extended for two 30 – year terms, subject to meeting certain sales performance tests. Also, Vistana has the non-exclusive license for the existing St. Regis and The Luxury Collection® vacation ownership properties and an affiliation with the Starwood Preferred Guest program.

Basis of Presentation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of ILG, our wholly‑owned subsidiaries, and entities in which we have a controlling interest, including variable interest entities (“VIEs”) where we are the primary beneficiary in accordance with consolidation guidance. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements. References in these financial statements to net income attributable to common stockholders and ILG stockholders’ equity do not include noncontrolling interests, which represent the outside ownership of our consolidated non‑wholly owned entities and are reported separately.

For the years ended December 31, 2017, 2016 and 2015, individual amounts presented herein by quarter may not add to the year-to-date amount due to rounding and, in the case of per share amounts, differences in the average common shares outstanding during each period.

Accounting Estimates

We are required to make certain estimates and assumptions during the preparation of its consolidated financial statements in accordance with generally accepted accounting principles (“GAAP”). These estimates and assumptions impact the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements. They also impact the reported amount of net earnings during any period. Actual results could differ from those estimates.

Significant estimates underlying the accompanying consolidated financial statements include:

•	the recovery of long‑lived assets as well as goodwill and other intangible assets;
•	purchase price allocations of business combinations;
•	loan loss reserves for vacation ownership mortgages receivable;
•	accounting for acquired vacation ownership mortgages receivable;
•	revenue recognition pertaining to sales of vacation ownership products pursuant to the percentage of completion method;
•	cost of vacation ownership product sales related estimates included in our relative sales value calculation, such as future projected sales revenue and expected project costs to complete;
•	the accounting for income taxes including deferred income taxes and related valuation allowances;
•	the determination of deferred revenue and deferred membership costs;
•	and the determination of stock‑based compensation.

In our opinion, the assumptions underlying the historical consolidated financial statements of ILG and its subsidiaries are reasonable.

Seasonality

Revenue at ILG is influenced by the seasonal nature of travel. Within our VO segment, our sales and financing business experiences a modest impact from seasonality, with higher sales volumes during the traditional vacation periods. Our vacation ownership management businesses by and large do not experience significant seasonality, with the exception of our resort operations revenue which tends to be higher in the first quarter.

Within our Exchange and Rental segment, we recognize exchange and Getaway revenue based on confirmation of the vacation, with the first quarter generally experiencing higher revenue and the fourth quarter generally experiencing lower revenue. Remaining rental revenue is recognized based on occupancy. For the vacation rental business, the first and third quarters generally generate higher revenue as a result of increased leisure travel to our Hawaii‑based managed properties during these periods, and the second and fourth quarters generally generate lower revenue.